Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 1,318,591	¥ 1,145,961
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		226,144	178,486
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		133,525	146,017
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		497,459	425,245
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		4,324	7,249
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		9,385	9,746
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		438,013	369,740
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		8,980	7,374
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		761	2,104
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		518,882	513,911
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		121,873	100,927
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 132,930	¥ 141,395
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 4,324	¥ 7,249
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		9,385	9,746
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		246,148	249,046
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		3,461	3,619
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		761	1,929
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		252,374	160,423
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		62,229	38,373
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 594	¥ 4,620
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 189,551	¥ 117,255
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			¥ 175
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 1	¥ 1,143
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 1	¥ 2
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			¥ 1,141
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 547,334	¥ 470,484
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 42,042	¥ 39,186
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 497,459	¥ 425,245
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 2,314	¥ 2,298
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 5,519	¥ 3,755
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.